Schedule of Investments Municipal Fund Inc.^ (Unaudited)
January 31, 2023

Principal Amount		Value
Municipal Notes 161.6%
Alabama 0.3%
$ 750,000	Sumter Co. Ind. Dev. Au.(Green Bond-Enviva, Inc.), Ser. 2022, 6.00%, due 7/15/2052 Putable 7/15/2032	$687,574
American Samoa 0.8%
1,700,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	1,792,138
Arizona 1.8%
500,000	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	504,189(a)
2,250,000	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	2,308,788(a)
940,000	Phoenix Ind. Dev. Au. Ed. Rev. (Great Hearts Academies Proj.), Ser. 2014, 3.75%, due 7/1/2024	936,714
400,000	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/2024	400,720
		4,150,411
California 34.7%
905,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.), Ser. 2010, 5.13%, due 8/15/2024	906,124
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.)
420,000	Ser. 2014, 5.00%, due 7/1/2024	425,268(a)
630,000	Ser. 2014, 5.13%, due 7/1/2029	639,713(a)
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.)
310,000	Ser. 2014, 5.00%, due 7/1/2024	311,640
430,000	Ser. 2014, 5.13%, due 7/1/2029	432,863
500,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	503,406(a)
570,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	582,421(a)
585,000	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/2026 Pre-Refunded 7/1/2024	598,708
2,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Village Std. Hsg. Proj.), Ser. 2018, 5.00%, due 5/15/2051	2,024,895
275,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis II, LLC, Green Bond-Orchard Park Std. Hsg. Proj.), Ser. 2021, (BAM Insured), 3.00%, due 5/15/2054	214,238
1,300,000	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/2030	1,349,573(a)
	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev.
2,155,000	Ser. 2016-A, 2.90%, due 6/1/2028	2,146,001
2,450,000	Ser. 2016-A, 2.95%, due 12/1/2028	2,444,944
8,000,000	California St. G.O., Ser. 2022, 3.00%, due 4/1/2052	6,554,377
470,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	47,000(a)(b)
2,000,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	49,451(a)(b)
1,855,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	1,242,048(a)
3,990,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	4,010,393(a)
12,665,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2021-B-2, 0.00%, due 6/1/2066	1,594,591
2,000,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	2,213,551
2,000,000	North Orange Co. Comm. College Dist. G.O., Ser. 2022-C, 4.00%, due 8/1/2047	2,032,287
3,620,000	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured), 0.00%, due 8/1/2024	3,477,222
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$ 5,750,000	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E, (Assured Guaranty Insured), 5.50%, due 8/1/2029	$ 6,657,793
5,000,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2026	5,716,507
4,000,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	4,446,104
2,000,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2024	2,113,258
6,000,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A, 0.00%, due 8/1/2032	6,951,910(c)
2,040,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/2025	2,067,490
9,070,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 6.88%, due 8/1/2037	11,170,031
5,095,000	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009, (Assured Guaranty Insured), 0.00%, due 8/1/2026	4,647,267
3,000,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/2036	3,170,405(d)
		80,741,479
Colorado 3.6%
	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.)
805,000	Ser. 2015, 4.50%, due 4/1/2025	819,707(a)
1,000,000	Ser. 2015, 5.13%, due 4/1/2035 Pre-Refunded 4/1/2025	1,054,803(a)
1,350,000	Ser. 2015, 5.25%, due 4/1/2045 Pre-Refunded 4/1/2025	1,427,516(a)
750,000	Colorado Ed. & Cultural Facs. Au. Rev. Ref., Ser. 2014, 4.50%, due 11/1/2029	753,401
2,550,000	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/2023	2,546,379(a)
5,333,333	Villages at Castle Rock Co. Metro. Dist. Number 6 (Cabs - Cobblestone Ranch Proj.), Ser. 2007-2, 0.00%, due 12/1/2037	1,693,464
		8,295,270
Connecticut 0.3%
750,000	Hamden G.O., Ser. 2013, (AGM Insured), 3.13%, due 8/15/2025	752,424
District of Columbia 0.3%
650,000	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Prop.), Ser. 2013, 5.00%, due 10/1/2045	641,280
Florida 7.2%
800,000	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	24,000(a)(b)
2,000,000	Cap. Trust Agcy. Sr. Living Rev. (Wonderful Foundations Sch. Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	1,658,382(a)
1,000,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/2026	1,037,688
	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.)
3,120,000	Ser. 2013-A, 6.75%, due 12/15/2027 Pre-Refunded 6/15/2023	3,165,508
1,750,000	Ser. 2014-A, 5.75%, due 6/15/2029	1,784,231(a)
1,075,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	993,645
8,000,000	Hillsborough Co. Ind. Dev. Au. Hosp. Rev. (Tampa General Hosp. Proj.), Ser. 2020-A, 3.50%, due 8/1/2055	6,441,204
850,000	Village Comm. Dev. Dist. Number 11 Spec. Assessment Rev., Ser. 2014, 4.13%, due 5/1/2029	845,385
965,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.70%, due 5/1/2050	752,926
		16,702,969
Guam 0.6%
250,000	A.B. Won Pat Int'l Arpt. Au. Rev. Ref., Ser. 2023-A, 5.38%, due 10/1/2043	253,147(e)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Guam – cont'd
$ 1,000,000	Guam Pwr. Au. Rev., Ser. 2022-A, 5.00%, due 10/1/2035	$ 1,102,563
		1,355,710
Hawaii 0.8%
2,250,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaiian Elec. Co., Inc. - Subsidiary), Ser. 2019, 3.50%, due 10/1/2049	1,832,071
Illinois 22.6%
5,705,000	Berwyn G.O., Ser. 2013-A, 5.00%, due 12/1/2027	5,759,196
	Chicago G.O.
250,000	Ser. 2002-2002B, 5.13%, due 1/1/2027	255,953
2,000,000	Ser. 2002-B, 5.00%, due 1/1/2025	2,047,698
1,000,000	Ser. 2019-A, 5.00%, due 1/1/2044	1,003,758
	Chicago Ref. G.O.
1,000,000	Ser. 2005-D, 5.50%, due 1/1/2040	1,019,276
700,000	Ser. 2014-A, 5.00%, due 1/1/2027	704,756
3,000,000	Ser. 2017-A, 6.00%, due 1/1/2038	3,196,244
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,350,000	Ser. 2013-C, 5.45%, due 12/1/2030	1,384,450
1,960,000	Ser. 2013-C, 5.50%, due 12/1/2031	2,010,817
1,560,000	Illinois Fin. Au. Ref. Rev. (Presence Hlth. Network Obligated Group), Ser. 2016-C, 5.00%, due 2/15/2031	1,703,510
1,000,000	Illinois Fin. Au. Rev. Ref. (Northwestern Mem. Hlth. Care Obligated Group), Ser. 2017-A, 4.00%, due 7/15/2047	994,430
1,905,000	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC Insured), 0.00%, due 6/15/2026	1,708,595
	Illinois St. G.O.
3,900,000	Ser. 2012, 4.00%, due 8/1/2025	3,903,290
1,000,000	Ser. 2013, 5.00%, due 7/1/2023	1,009,048
5,200,000	Ser. 2017-D, 5.00%, due 11/1/2028	5,577,431
3,000,000	Ser. 2021-A, 4.00%, due 3/1/2039	2,894,748
2,175,000	Ser. 2021-A, 4.00%, due 3/1/2040	2,078,799
775,000	Ser. 2021-A, 5.00%, due 3/1/2046	796,749
4,250,000	Illinois St. G.O. Ref., Ser. 2016, 5.00%, due 2/1/2024	4,340,180
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
945,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2027	965,239
1,375,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2028	1,403,741
715,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2029	729,577
	Univ. of Illinois (Hlth. Svc. Facs. Sys.)
2,725,000	Ser. 2013, 5.00%, due 10/1/2027	2,767,014
2,875,000	Ser. 2013, 5.75%, due 10/1/2028	2,934,547
1,500,000	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	1,366,360(a)
		52,555,406
Indiana 0.1%
150,000	Valparaiso Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2013, 5.88%, due 1/1/2024	152,667
Iowa 0.5%
1,105,000	Iowa St. Higher Ed. Loan Au. Rev. (Des Moines Univ. Proj.), Ser. 2020, 5.00%, due 10/1/2028	1,189,017
Kansas 0.6%
1,500,000	Wyandotte Co. & Kansas City Kanuni Gov't. G.O. Temporary Notes, Ser. 2022-I, 1.25%, due 4/1/2023	1,496,969
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Kentucky 0.5%
$ 1,350,000	Ashland City, Kentucky Med. Ctr. Ref. Rev. (Ashland Hosp. Corp. DBA Kings Daughter Med. Ctr.), Ser. 2019, (AGM Insured), 3.00%, due 2/1/2040	$1,132,519
Louisiana 1.6%
1,715,000	Louisiana Local Gov't Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	1,677,452(a)
675,243	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Lafourche Parish Gomesa Proj.), Ser. 2019, 3.95%, due 11/1/2043	597,882(a)
775,000	Louisiana St. Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	784,319
800,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Subser. 2017-A-1, 2.00%, due 6/1/2037 Putable 4/1/2023	798,551
		3,858,204
Maine 0.7%
2,200,000	Maine St. Fin. Au. (Green Bond-Go Lab Madison, LLC Proj.), Ser. 2021, 8.00%, due 12/1/2051	1,540,480(a)
Maryland 0.1%
300,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2022, 5.00%, due 6/1/2051	292,481
Massachusetts 0.8%
	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.)
200,000	Ser. 2014-F, 5.00%, due 7/15/2024	201,671
415,000	Ser. 2014-F, 5.00%, due 7/15/2025	417,984
200,000	Ser. 2014-F, 5.00%, due 7/15/2026	201,506
190,000	Ser. 2014-F, 5.00%, due 7/15/2027	191,444
860,000	Massachusetts St. Ed. Fin. Au. Rev., Ser. 2012-J, 4.70%, due 7/1/2026	860,568
		1,873,173
Michigan 5.9%
	City of Detroit MI G.O.
3,000,000	Ser. 2021-A, 5.00%, due 4/1/2046	2,972,029
3,850,000	Ser. 2021-A, 5.00%, due 4/1/2050	3,766,791
1,500,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2048	1,511,232
2,000,000	Michigan St. Bldg. Au. Rev. (Facilities Prog.), Ser. 2022-I, 5.00%, due 10/15/2047	2,236,886
2,500,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Green Bond-Recycled Board Machine Proj.), Ser. 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	2,473,874
750,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Improvement Proj.), Ser. 2018, 5.00%, due 6/30/2048	760,003
100,000	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	91,006
		13,811,821
Minnesota 0.2%
400,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	394,075(a)
Mississippi 0.7%
1,700,000	Mississippi Dev. Bank Spec. Oblig. (Jackson Co. Gomesa Proj.), Ser. 2021, 3.63%, due 11/1/2036	1,548,649(a)
Nevada 0.5%
	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy)
655,000	Ser. 2015-A, 4.00%, due 12/15/2025	653,218(a)
500,000	Ser. 2015-A, 5.13%, due 12/15/2045	494,986(a)
		1,148,204
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New Hampshire 0.3%
$ 750,000	National Fin. Au. Rev. (Green Bond), Ser. 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	$604,092(a)
New Jersey 9.9%
	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.)
500,000	Ser. 2013, 5.25%, due 1/1/2025	508,574
500,000	Ser. 2013, 5.50%, due 1/1/2026	509,528
	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group)
1,420,000	Ser. 2013, 3.50%, due 7/1/2024 Pre-Refunded 7/1/2023	1,426,377
1,470,000	Ser. 2013, 3.63%, due 7/1/2025 Pre-Refunded 7/1/2023	1,477,354
1,520,000	Ser. 2013, 3.75%, due 7/1/2026 Pre-Refunded 7/1/2023	1,528,381
765,000	Ser. 2013, 4.00%, due 7/1/2027 Pre-Refunded 7/1/2023	770,095
1,115,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/2026	1,115,614
685,000	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/2023	688,176
	New Jersey St. Econ. Dev. Au. Sch. Rev. (Beloved Comm. Charter, Sch., Inc. Proj.)
1,105,000	Ser. 2019-A, 5.00%, due 6/15/2049	1,052,104(a)
725,000	Ser. 2019-A, 5.00%, due 6/15/2054	682,386(a)
7,250,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 4.00%, due 6/15/2050	6,892,629
	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref.
1,250,000	Ser. 2018-A, 5.00%, due 12/15/2036	1,342,354
4,000,000	Ser. 2018-A, 4.25%, due 12/15/2038	4,071,319
1,000,000	Ser. 2018-A, (BAM Insured), 4.00%, due 12/15/2037	1,019,976
		23,084,867
New Mexico 0.5%
1,500,000	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 (Sr. Lien), Ser. 2022, 4.25%, due 5/1/2040	1,275,403(a)
New York 18.8%
225,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 5.00%, due 6/1/2035	233,238
625,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/2029	639,134
1,345,000	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/2045	1,160,187
	Build NYC Res. Corp. Rev.
1,100,000	Ser. 2014, 5.00%, due 11/1/2024	1,104,113
835,000	Ser. 2014, 5.25%, due 11/1/2029	838,800
975,000	Ser. 2014, 5.50%, due 11/1/2044	953,148
250,000	Build NYC Res. Corp. Rev. (Metro. Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/2047	237,501(a)
825,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	831,984(a)
	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int'l Cultures and the Arts)
100,000	Ser. 2013-A, 3.88%, due 4/15/2023	99,972(a)
1,450,000	Ser. 2013-A, 5.00%, due 4/15/2043	1,408,591(a)
425,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%, due 1/1/2025	431,319(a)
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
700,000	Ser. 2014, 5.00%, due 7/1/2023	705,638
735,000	Ser. 2014, 5.00%, due 7/1/2024	755,544
390,000	Ser. 2018, 5.00%, due 7/1/2030	418,588
1,400,000	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond-Reenergy Black River LLC Proj.), Ser. 2014, 5.25%, due 1/1/2024	140,000(a)(f)(g)
	Metro. Trans. Au. Rev. (Green Bond)
8,500,000	Ser. 2020-D-3, 4.00%, due 11/15/2049	7,586,858
3,000,000	Ser. 2020-D-3, 4.00%, due 11/15/2050	2,667,386
4,000,000	New York City IDA Rev. (Yankee Stadium Proj.), Ser. 2020, 3.00%, due 3/1/2049	3,016,901
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$ 500,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Resolution Rev. Bonds), Ser. 2016-BB-1A, 1.20%, due 6/15/2049	$ 500,000(h)
500,000	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%, due 11/15/2040	500,335(a)
3,200,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/2028 Pre-Refunded 7/1/2023	3,234,402
2,300,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group), Ser. 2018-A, 5.00%, due 8/1/2035	2,350,193
1,000,000	New York St. Dorm. Au. Rev. St. Supported Debt (New Sch.), Ser. 2022-A, 4.00%, due 7/1/2052	905,393
2,000,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/2027	2,003,950
1,000,000	New York St. Trans. Dev. Corp. Fac. Rev. (Empire St. Thruway Svc. Areas Proj.), Ser. 2021, 4.00%, due 4/30/2053	854,637
2,000,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2033	2,084,339
500,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. Ref. (JFK Int'l Arpt. Term. 4 Proj.), Ser. 2022, 5.00%, due 12/1/2039	521,749
1,155,000	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 4.25%, due 11/1/2026	1,171,282
2,000,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	2,042,604
500,000	Westchester Co. Local Dev. Corp. Rev. (Purchase Sr. Learning Comm., Inc. Proj.), Ser. 2021-A, 5.00%, due 7/1/2056	386,054(a)
600,000	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/2030	560,057(a)
3,000,000	Yonkers Ind. Dev. Agcy. Sch. Facs. Rev. (New Community Sch. Proj.), Ser. 2022, 5.00%, due 5/1/2047	3,298,970
		43,642,867
North Carolina 2.2%
3,590,000	North Carolina HFA Homeownership Ref. Rev., Ser. 2020-45, (GNMA/FNMA/FHLMC Insured), 2.20%, due 7/1/2040	2,673,631
	North Carolina Med. Care Commission Retirement Facs. Rev.
380,000	Ser. 2013, 5.13%, due 7/1/2023	383,806
1,700,000	Ser. 2020-A, 4.00%, due 9/1/2050	1,334,070
700,000	North Carolina Med. Care Commission Retirement Facs. Rev. (Twin Lakes Comm.), Ser. 2019-A, 5.00%, due 1/1/2049	685,039
		5,076,546
Ohio 8.6%
12,955,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, 5.00%, due 6/1/2055	12,352,818
1,000,000	Jefferson Co. Port Econ. Dev. Au. Rev. (JSW Steel USA, Ohio, Inc. Proj.), Ser. 2021, 3.50%, due 12/1/2051	723,813(a)
500,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019-D, 5.00%, due 7/1/2049	455,020(a)
1,000,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	918,072
2,335,000	Ohio St. Air Quality Dev. Au. Rev. Ref. (Ohio Valley Elec. Corp. Proj.), Ser. 2019-A, 3.25%, due 9/1/2029	2,168,873
3,500,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	3,494,518
		20,113,114
Oklahoma 1.1%
2,000,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.00%, due 8/15/2033	1,990,651
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Oklahoma – cont'd
	Tulsa Arpt. Imp. Trust Ref. Rev.
$ 250,000	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2024	$ 256,162
400,000	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2025 Pre-Refunded 6/1/2024	411,761
		2,658,574
Oregon 0.0%(i)
30,000	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA/GNMA/FNMA/FHLMC Insured), 3.50%, due 7/1/2027	30,006
Pennsylvania 4.3%
2,830,000	Lancaster Co. Hosp. Au. Ref. Rev. (Hlth. Centre-Landis Homes Retirement Comm. Proj.), Ser. 2015-A, 4.25%, due 7/1/2030	2,709,897
1,250,000	Lancaster Ind. Dev. Au. Rev. (Garden Spot Village Proj.), Ser. 2013, 5.38%, due 5/1/2028 Pre-Refunded 5/1/2023	1,258,971
5,000,000	Leigh Co. Ind. Dev. Au. Poll. Ctrl. Rev. Ref., Ser. 2016-A, 3.00%, due 9/1/2029	5,083,847
2,350,000	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	895,938(a)(b)
		9,948,653
Puerto Rico 7.1%
500,000	Puerto Rico Commonwealth G.O. (Restructured), Ser. 2021-A-1, 4.00%, due 7/1/2046	416,905
16,373,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	16,131,477
		16,548,382
Rhode Island 1.0%
3,045,000	Rhode Island St. Hsg. & Mtge. Fin. Corp. Rev. (Homeownership Opportunity), Ser. 2020-73-A, 2.30%, due 10/1/2040	2,329,487
South Carolina 1.8%
1,480,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	1,618,674
2,325,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	2,208,750(a)(b)
750,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (RePower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	300,000(a)(b)
		4,127,424
Tennessee 0.9%
2,000,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%, due 9/1/2023	2,017,213
Texas 6.2%
250,000	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	253,724
	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy)
120,000	Ser. 2014-A, 5.88%, due 3/1/2024	121,040
1,000,000	Ser. 2014-A, 6.63%, due 3/1/2029	1,020,847
730,000	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/2042	732,816
250,000	Dallas Co. Flood Ctrl. Dist. Number 1 Ref. G.O., Ser. 2015, 5.00%, due 4/1/2028	250,270(a)
2,000,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/2042	1,999,903
	Hale Ctr. Ed. Fac. Corp. Rev. Ref. (Wayland Baptist Univ. Proj.)
405,000	Ser. 2022, 5.00%, due 3/1/2033	441,341
1,000,000	Ser. 2022, 5.00%, due 3/1/2034	1,081,348
1,825,000	Ser. 2022, 4.00%, due 3/1/2035	1,791,594
1,000,000	Harris Co. Cultural Ed. Facs. Fin. Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.), Ser. 2013-B, 5.75%, due 1/1/2028	1,000,813
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
	New Hope Cultural Ed. Facs. Fin. Corp. Rev. (Beta Academy)
$ 545,000	Ser. 2019, 5.00%, due 8/15/2039	$ 539,549(a)
520,000	Ser. 2019, 5.00%, due 8/15/2049	487,360(a)
1,225,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	1,102,500(b)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.50%, due 7/1/2046	225,000
	Parkway Utils. Dist. Wtr. & Swr. Sys. Rev.
495,000	Ser. 2022, (AGM Insured), 3.00%, due 3/1/2033	492,569
690,000	Ser. 2022, (AGM Insured), 3.00%, due 3/1/2034	682,404
545,000	Ser. 2022, (AGM Insured), 3.00%, due 3/1/2035	517,400
625,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 4.00%, due 12/31/2039	588,382
1,000,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019, 5.00%, due 6/30/2058	1,011,977
		14,340,837
Utah 3.1%
	Salt Lake City Arpt. Rev.
1,000,000	Ser. 2017-A, 5.00%, due 7/1/2042	1,038,660
2,000,000	Ser. 2017-A, 5.00%, due 7/1/2047	2,057,615
1,000,000	Ser. 2018-A, 5.00%, due 7/1/2043	1,045,068
3,000,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/2028	3,153,279
		7,294,622
Vermont 1.6%
1,000,000	Vermont Econ. Dev. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2022-A-1, 5.00%, due 6/1/2052 Putable 6/1/2027	1,004,722(a)
	Vermont Std. Assist. Corp. Ed. Loan Rev.
1,800,000	Ser. 2014-A, 5.00%, due 6/15/2024	1,843,292
785,000	Ser. 2015-A, 4.13%, due 6/15/2027	788,641
		3,636,655
Virgin Islands 2.1%
5,000,000	Matching Fund Spec. Purp. Securitization Corp. Ref., Ser. 2022-A, 5.00%, due 10/1/2039	4,993,942
Virginia 0.9%
2,000,000	Virginia St. Small Bus. Fin. Au. Rev. Ref. (Sr. Lien I-495, Hot Lanes Proj.), Ser. 2022, 5.00%, due 12/31/2047	2,076,608
Washington 4.3%
6,700,000	Vancouver Downtown Redev. Au. Rev. (Conference Ctr. Proj.), Ser. 2013, 4.00%, due 1/1/2028	6,745,071
1,000,000	Washington St. Econ. Dev. Fin. Au. Env. Facs. Rev. (Green Bond), Ser. 2020-A, 5.63%, due 12/1/2040	997,126(a)
790,000	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/2026	836,292
1,463,895	Washington St. Hsg. Fin. Commission, Ser. 2021-A-1, 3.50%, due 12/20/2035	1,379,547
		9,958,036
Wisconsin 1.7%
2,000,000	Pub. Fin. Au. Arpt. Fac. Rev. Ref. (Trips Oblig. Group), Ser. 2012-B, 5.00%, due 7/1/2042	2,005,713
870,000	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory, Inc.), Ser. 2015, 4.95%, due 3/1/2030	887,015(a)
200,000	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	202,220(a)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin – cont'd
$ 870,000	Pub. Fin. Au. Rev. Ref. (Roseman Univ. Hlth. Sciences Proj.), Ser. 2015, 5.00%, due 4/1/2025	$ 875,058
		3,970,006
Total Investments 161.6% (Cost $382,726,731)		375,672,325
Other Assets Less Liabilities 1.1%		2,489,372
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (62.7%)		(145,700,000)
Net Assets Applicable to Common Stockholders 100.0%		$232,461,697

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2023, these securities amounted to $46,411,951, which represents 20.0% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.
(c)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.
(d)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(e)	When-issued security. Total value of all such securities at January 31, 2023 amounted to $253,147, which represents 0.1% of net assets applicable to common stockholders of the Fund.
(f)	Value determined using significant unobservable inputs.
(g)
Security fair valued as of January 31, 2023 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2023 amounted to $140,000, which represents
0.1% of net assets applicable to common stockholders of the Fund.

(h)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2023.

(i)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
New York	$—	$43,502,867	$140,000	$43,642,867
Other Municipal Notes#	—	332,029,458	—	332,029,458
Total Municipal Notes	—	375,532,325	140,000	375,672,325
Total Investments	$—	$375,532,325	$140,000	$375,672,325

#	The Schedule of Investments provides a categorization by state/territory.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2023
Investments in Securities:
Municipal Notes(1)	$140	$—	$—	$—	$—	$—	$—	$—	$140	$—
Total	$140	$—	$—	$—	$—	$—	$—	$—	$140	$—

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$140,000	Market Approach	Recovery Value	10.00	10.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2023
Notes to Schedule of Investments Municipal Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Municipal Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Municipal Fund Inc. (Unaudited)  (cont’d)
Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.
Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Municipal Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.